Note 02 - Summary of Significant Accounting Policies, Change in accounting estimate (Detail)	12 Months Ended
Dec. 31, 2010
Optic System Equipment [Member]
Change in Accounting Estimate [Line Items]
Previous	7 years
New (average)	20 years
Equipment and facilities of distribution [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	14 years
Industrial refining equipment and assemblies [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	20 years
Equipment and industrial plant fertilizer [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	22 years
Product storage tanks [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	26 years
Pipelines [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	31 years
Plataforms [Member]
Change in Accounting Estimate [Line Items]
Previous	16 years
New (average)	27 years
Thermoelectric power plants [Member]
Change in Accounting Estimate [Line Items]
Previous	20 years
New (average)	23 years
Vessels [Member]
Change in Accounting Estimate [Line Items]
Previous	20 years
New (average)	25 years